Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222751
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	Investor Class
Trading Symbol	TLDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Limited Duration TIPS Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - Investor Class	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads fluctuated, ending slightly tighter, while intermediate and long term ended wider, and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s security selection contributed in aggregate to performance versus the style-specific Bloomberg U.S. 1-5 Year Treasury TIPS Index. The strongest contributions came from intermediate-maturity securities and some support from shorter-dated holdings.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period, creating a more challenging backdrop for portions of the curve where the fund was positioned. The fund and the benchmark had similar exposure to short-term inflation protected bonds, but the specific TIPS held by the fund experienced slightly less favorable price movements than those in the index.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations remained minimal as we maintained a strong preference for inflation-linked securities over credit sectors, which we believed offered less attractive risk-adjusted opportunities given the economic backdrop and persistent inflation risks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
11/2/20	10,000	10,000	10,000
11/30/20	10,050	10,090	10,058
2/28/21	10,230	9,887	10,234
5/31/21	10,450	9,873	10,462
8/31/21	10,580	10,034	10,611
11/30/21	10,630	9,974	10,685
2/28/22	10,686	9,625	10,763
5/31/22	10,561	9,061	10,687
8/31/22	10,374	8,879	10,541
11/30/22	10,162	8,693	10,335
2/28/23	10,140	8,690	10,313
5/31/23	10,228	8,867	10,468
8/31/23	10,217	8,773	10,492
11/30/23	10,327	8,796	10,621
2/29/24	10,457	8,979	10,758
5/31/24	10,601	8,983	10,907
8/31/24	10,840	9,413	11,164
11/30/24	10,925	9,401	11,262
2/28/25	11,157	9,500	11,494
5/31/25	11,315	9,473	11,667
8/31/25	11,570	9,708	11,945
11/30/25	11,579	9,937	11,966
2/28/26	11,686	10,095	12,081
5/31/26	11,792	9,959	12,193

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/2/20
U.S. Limited Duration TIPS Index Fund (Investor Class)	4.21%	2.45%	3.00%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.07
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.51	3.11	3.62

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,679,098,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 967,000
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,679,098 Number of Portfolio Holdings23
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	95.0%
U.S. Treasury Inflation-Indexed Bonds	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222752
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	I Class
Trading Symbol	TLDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Limited Duration TIPS Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - I Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads fluctuated, ending slightly tighter, while intermediate and long term ended wider, and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s security selection contributed in aggregate to performance versus the style-specific Bloomberg U.S. 1-5 Year Treasury TIPS Index. The strongest contributions came from intermediate-maturity securities and some support from shorter-dated holdings.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period, creating a more challenging backdrop for portions of the curve where the fund was positioned. The fund and the benchmark had similar exposure to short-term inflation protected bonds, but the specific TIPS held by the fund experienced slightly less favorable price movements than those in the index.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations remained minimal as we maintained a strong preference for inflation-linked securities over credit sectors, which we believed offered less attractive risk-adjusted opportunities given the economic backdrop and persistent inflation risks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/2/20	500,000	500,000	500,000
11/30/20	502,500	504,514	502,922
2/28/21	511,500	494,344	511,705
5/31/21	522,500	493,635	523,106
8/31/21	529,500	501,705	530,567
11/30/21	532,000	498,695	534,231
2/28/22	535,127	481,272	538,143
5/31/22	528,360	453,048	534,346
8/31/22	520,031	443,929	527,034
11/30/22	509,100	434,665	516,749
2/28/23	507,992	434,484	515,646
5/31/23	512,423	443,340	523,413
8/31/23	512,423	438,631	524,620
11/30/23	517,527	439,793	531,054
2/29/24	524,732	448,940	537,913
5/31/24	532,027	449,128	545,350
8/31/24	544,058	470,637	558,196
11/30/24	548,446	470,029	563,082
2/28/25	560,239	475,015	574,683
5/31/25	568,297	473,646	583,366
8/31/25	581,215	485,397	597,240
11/30/25	581,872	496,826	598,281
2/28/26	587,380	504,754	604,032
5/31/26	592,836	497,959	609,670

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/2/20
U.S. Limited Duration TIPS Index Fund (I Class)	4.32%	2.56%	3.10%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.07
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.51	3.11	3.62

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,679,098,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 967,000
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,679,098 Number of Portfolio Holdings23
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	95.0%
U.S. Treasury Inflation-Indexed Bonds	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222750
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	Z Class
Trading Symbol	TLDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Limited Duration TIPS Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads fluctuated, ending slightly tighter, while intermediate and long term ended wider, and TIPS benefited from principal adjustments for inflation. Inflation remained above the Federal Reserve’s 2% target.

  The fund’s security selection contributed in aggregate to performance versus the style-specific Bloomberg U.S. 1-5 Year Treasury TIPS Index. The strongest contributions came from intermediate-maturity securities and some support from shorter-dated holdings.

  Duration positioning weighed on relative performance. Although short-term Treasury yields declined as the Federal Reserve cut policy rates, intermediate- and longer-term yields rose over the period, creating a more challenging backdrop for portions of the curve where the fund was positioned. The fund and the benchmark had similar exposure to short-term inflation protected bonds, but the specific TIPS held by the fund experienced slightly less favorable price movements than those in the index.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations remained minimal as we maintained a strong preference for inflation-linked securities over credit sectors, which we believed offered less attractive risk-adjusted opportunities given the economic backdrop and persistent inflation risks.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
11/2/20	10,000	10,000	10,000
11/30/20	10,050	10,090	10,058
2/28/21	10,230	9,887	10,234
5/31/21	10,460	9,873	10,462
8/31/21	10,600	10,034	10,611
11/30/21	10,660	9,974	10,685
2/28/22	10,722	9,625	10,763
5/31/22	10,597	9,061	10,687
8/31/22	10,420	8,879	10,541
11/30/22	10,203	8,693	10,335
2/28/23	10,191	8,690	10,313
5/31/23	10,280	8,867	10,468
8/31/23	10,280	8,773	10,492
11/30/23	10,391	8,796	10,621
2/29/24	10,539	8,979	10,758
5/31/24	10,686	8,983	10,907
8/31/24	10,940	9,413	11,164
11/30/24	11,020	9,401	11,262
2/28/25	11,260	9,500	11,494
5/31/25	11,425	9,473	11,667
8/31/25	11,687	9,708	11,945
11/30/25	11,704	9,937	11,966
2/28/26	11,831	10,095	12,081
5/31/26	11,931	9,959	12,193

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/2/20
U.S. Limited Duration TIPS Index Fund (Z Class)	4.43%	2.67%	3.22%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	-0.07
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.51	3.11	3.62

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,679,098,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 967,000
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,679,098 Number of Portfolio Holdings23
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Inflation-Indexed Notes	95.0%
U.S. Treasury Inflation-Indexed Bonds	4.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless